Long-Term Debt and Other Financial Liabilities, ATB Loan Facility (Details) - ATB Loan Facility [Member]	Jun. 30, 2021	May 31, 2020
Senior Long-Term Debt [Abstract]
Leverage Ratio	0.85	0.75
Minimum required security cover until June 30, 2021 (inclusive)	140.00%
Minimum required security cover until December 31, 2021 (inclusive)	145.00%
Minimum required security cover thereafter and until maturity of loan on November 26, 2022	150.00%